Trade Receivables and Trade Payables (Details)	12 Months Ended
Dec. 31, 2025
Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Trade receivables non-interest bearing credit term	30 days
Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Trade receivables non-interest bearing credit term	90 days